Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Components of Income Tax Expense	The components of income tax expense are as follows:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Current	17,338	31,063	23,465
Deferred	911	(3,373)	581

Income tax expense	18,249	27,690	24,046

Income (Loss) Before Income Taxes for Domestic and Foreign Entities

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Domestic	(12,037)	(20,663)	(27,902)
Foreign	90,537	159,293	126,903

	78,500	138,630	99,001

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Tax expense at statutory rate of Cayman	—	—	—
Differences between Cayman and foreign statutory tax rates	18,765	34,415	24,255
Tax-exempt income	(906)	(4,648)	—
Permanent differences	(1,065)	(7,792)	(4,249)
Temporary differences	(330)	(1,533)	(1,445)
Alternative minimum tax	4	594	4
Income tax (10%) on undistributed earnings	2,460	5,677	2,709
Net changes in income tax credit	(897)	(495)	166
Net changes in valuation allowance of deferred income tax assets	1,621	1,724	(2,401)
Net operating loss carryforwards	(2,052)	(1,689)	1,492
Liabilities related to unrealized tax benefits	672	2,385	3,455
Adjustment of prior years’ taxes and others	(23)	(948)	60

Income tax expense	18,249	27,690	24,046

Deferred Income Tax Assets (Liabilities)

Deferred income tax assets (liabilities) are as follows:

	December 31
	2016	2017
	US$	US$
Notes and accounts receivable	44	44
Stock-based compensation	1,146	771
Allowance for sales return	205	154
Inventory reserve	1,646	1,311
Foreign currency translation	2	(5)
Property and equipment	383	168
Investment tax credits	8,647	9,078
Net operating loss carryforwards	12,335	10,391
Others	411	562
Valuation allowance	(20,836)	(19,072)

	3,983	3,402

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Balance, beginning of year	4,655	5,639	10,286
Increases in tax positions taken in current year	2,337	4,675	6,647
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(1,353)	(28)	(1,877)

Balance, end of year	5,639	10,286	15,056

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities
The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2017:

Tax Jurisdiction	Tax Years
China	2014 and onward
Hong Kong	2014 and onward
Taiwan	2012 and onward
Korea	2012 and onward
United States	2012 onward